Income Tax Expense - Schedule of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense - Schedule Of Deferred Income Tax Assets Liabilities
Tax losses	$ 2,140	$ 2,617
Net deferred income tax assets	2,140	2,617
Resource property/investment in Pebble Partnership	(2,140)	(2,472)
Equipment		(145)
Net deferred income tax liability